Discontinued operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued operations [Abstract]
Revenues	$ 1,802,832	$ 3,544,070
Costs and expenses	7,182,449	8,435,397
Loss from discontinued operations	(5,379,617)	(4,891,327)
Loss from impairment charge		(5,133,552)
Net loss from discontinued operations	$ (5,379,617)	$ (10,024,879)